Related party transactions	12 Months Ended
Dec. 31, 2016
Related party transactions
Related party transactions

19.   Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2016:

Name of related parties	Relationship with the Group
Beijing Jushangminghui Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member
Beijing Fanbosha Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member
Venture capital fund	An investee of the Group accounted for as equity method

During the years ended December 31, 2014, 2015 and 2016, significant related party transactions were as follows:

(a)The Group entered into the following transactions with related parties:

	For the Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Purchases of merchandises:
Beijing Fanbosha Commerce and Trade Co., Ltd.	4,141	—	—
Beijing Jushangminghui Commerce and Trade Co., Ltd.	526	—	—
Interest income of loans receivable:
Venture capital fund	—	—	1,584

(b) The Group had the following balances with the related parties.

	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB

Loan receivable from a venture capital fund	—	—	73,330
Interest receivable from a venture capital fund	—	—	1,584